Segment Financial Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 segment customer	Dec. 31, 2023 segment
Disclosure of operating segments [abstract]
Number of business segments | segment	7	7
Number of major customers | customer	18